Capitalized Software	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Research and Development [Abstract]
Capitalized Software

6. Capitalized Software

Capitalized software consists of the following as of:

	As of
	September 30, 2019	December 31, 2018
Software	$1,442,737	$1,324,275
Accumulated amortization	(964,608)	(665,183)
Total	$478,129	$659,092

Minimum future amortization expense for capitalized software from September 30, 2019 is as follows:

Year	Amortization Expense
2019 (remaining three months)	$91,542
2020	263,468
2021	113,578
2022	9,541
Total amortization expense	$478,129

5. Capitalized Software

Capitalized software costs consists of the following as of December 31, 2018 and 2017:

	As of December 31,
	2018	2017
Software	$1,324,275	$904,383
Accumulated amortization	(665,183)	(314,799)
Total	$659,092	$589,584

Amortization expense for the years ended December 31, 2018 and 2017, was $350,385 and $218,660, respectively.